Taxation - Schedule of Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss) before income taxes	$ (9,075,353)	$ (61,988,515)	$ (5,520,864)
PRC statutory EIT rate	25.00%	25.00%	25.00%
Income tax (benefit) computed at statutory EIT rate	$ (2,268,838)	$ (15,497,129)	$ (1,380,216)
Valuation allowance		1,798,398
Effect of tax holidays	109,630	93,455	(2,209,107)
Temporary difference	2,133,790	13,369,701	1,586,726
Permanent difference	25,418	242,818	300,470
Income tax (benefit) expense		$ 7,243	$ (1,702,127)